BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Machinery equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Machinery equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Property under capital lease [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years